UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21927

AMM Funds

(Exact Name of Registrant as Specified in Charter)

PO Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

(Address of Principal Executive Offices)  (Zip Code)

Gabriel B. Wisdom

PO Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 S. High Street, Suite 1700, Columbus, Ohio  43215

Registrant’s Telephone Number, including Area Code:  858-755-0909

Date of fiscal year end: July 31

Date of reporting period: January 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

January 31, 2016

(UNAUDITED)

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

PORTFOLIO ANALYSIS

JANUARY 31, 2016 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Industrials
7.68%
Information Technology
15.19%
Real Estate Investment Trust
2.68%
Real Estate
3.91%
Transportation
0.00% *
US Treasury Bill
2.43%
Money Market Fund
2.07%
Consumer Discretionary
15.47%
Consumer Cyclical
2.59%
Consumer Staples
13.00%
Energy
2.81%
Financials
18.09%
Healthcare
14.08%

* 0.00% due to rounding.

Per the fee table in the December 1, 2015 Prospectus, the Fund’s total annual operating expense ratio was 2.40%.

Portfolio composition subject to change.

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2016 (UNAUDITED)

Shares		Value

COMMON STOCKS - 75.99%

Consumer Discretionary - 13.53%
2,380	McDonalds Corp.	$ 294,596
28,715	Rite Aid Corp. *	223,690
2,760	The Walt Disney Co.	264,463
6,710	Viacom, Inc. Class B	306,244
4,020	Yum! Brands, Inc.	290,927
		1,379,920
Consumer Staples - 13.13%
2,350	Anheuser-Busch InBev SA ADR	295,724
3,200	The Kraft Heinz Co.	249,792
2,100	PepsiCo, Inc.	208,530
3,140	Philip Morris International, Inc.	282,631
3,700	Procter & Gamble Co.	302,253
		1,338,930
Energy - 2.84%
3,720	Exxon Mobil Corp.	289,602

Financials - 11.10%
920	BlackRock, Inc.	289,119
4,680	JP Morgan Chase & Co.	278,460
5,700	Wells Fargo & Co.	286,311
3,740	Visa, Inc.	278,593
		1,132,483
Healthcare - 14.22%
5,090	AbbVie, Inc.	279,441
4,640	Baxalta, Inc.	185,646
4,030	Baxter International, Inc.	147,498
2,850	Johnson & Johnson	297,654
3,400	Novartis AG ADR *	265,098
9,000	Pfizer, Inc.	274,410
		1,449,747
Industrials - 7.76%
10,050	General Electric Co.	292,455
3,560	Norfolk Southern Corp.	250,980
3,240	Union Pacific Corp.	233,280
725	Vectrus, Inc. *	14,326
		791,041

* Non-income producing security during the period.

ADR - American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2016 (UNAUDITED)

Shares		Value

Information Technology - 13.42%
2,870	Apple, Inc.	$ 279,366
3,050	MasterCard, Inc.	271,542
5,300	Microsoft Corp.	291,977
5,790	Paychex, Inc.	277,109
5,470	Qualcomm, Inc.	248,010
		1,368,004
Transportation - 0.00%
45,000	Sea Containers Ltd. Class A (Bermuda) † *	-

TOTAL FOR COMMON STOCKS (Cost $6,993,600) - 76.00%		7,749,727

CORPORATE BONDS - 8.48%

Consumer Cyclical - 2.61%
100,000	Amazon.com, Inc., 1.20%, 11/29/17	99,940
210,000	Outerwall, Inc., 5.875%, 06/15/21	166,425
		266,365
Consumer Discretionary - 2.09%
235,000	Yum! Brands, Inc., 3.75%, 11/1/21	212,969

Information Technology - 1.92%
200,000	Verisign, Inc., 4.625%, 05/1/23	196,000

Real Estate - 1.86%
205,000	Toys R Us PPTY Co. II, 8.5%, 12/1/17	189,728

TOTAL FOR CORPORATE BONDS (Cost $939,090) - 8.48%		865,062

PREFERRED SECURITIES - 8.60%

Financials - 6.51%
201	Bank of America Corp., Series L, 7.25%, 12/31/49	220,513
8,787	Charles Schwab Corp., Series B, 6.00%, 12/31/49	232,592
8,100	Discover Financial Services, Series B, 6.50%, 12/31/49	210,195
		663,300
Real Estate - 2.09%
8,380	American Homes 4 Rent, Series A, 5.00%, 12/31/49	213,324

TOTAL FOR PREFERRED SECURITIES (Cost $845,372) - 8.60%		876,624

* Non-income producing security during the period.

† This security has been valued according to the fair value pricing policies of the Fund.

The accompanying notes are an integral part of these financial statements.

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2016 (UNAUDITED)

Shares		Value

REAL ESTATE INVESTMENT TRUST - 2.71%
10,600	Gaming & Leisure Properties, Inc.	$ 276,448
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $358,936) - 2.71%		276,448

STRUCTURED NOTES - 0.64%

Financials - 0.64%
13,000	Morgan Stanley, 10.00%, 12/31/34	11,050
14,000	Morgan Stanley, 7.15%, 08/30/28	12,168
24,000	Morgan Stanley, 7.00%, 09/30/30	22,194
15,000	Natixis U.S. Medium-Term Note Program LLC., 0.00% **	12,000
10,000	The Bank of Nova Scotia, 4.228%, 08/28/34 **	8,144
TOTAL FOR STRUCTURED NOTES (Cost $63,244) - 0.64%		65,556

US TREASURY BILL - 2.45%
250,000	US Treasury Bills, 0.0% Due 02/25/2016	249,963
TOTAL FOR US TREASURY BILL (Cost $249,967) - 2.45%		249,963

SHORT-TERM INVESTMENT - 2.09%
212,657	First American Treasury Obligation Fund Class Z 0.05% **	212,657
SHORT-TERM INVESTMENT (Cost $212,657) - 2.09%		212,657

TOTAL INVESTMENTS (Cost $9,662,866) - 100.97%		10,296,037

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.97)%		(98,652)

NET ASSETS - 100.00%		$ 10,197,385

** Variable rate security; the coupon rate shown represents the yield at January 31, 2016.

The accompanying notes are an integral part of these financial statements.

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

SCHEDULE OF PUT OPTIONS WRITTEN

JANUARY 31, 2016 (UNAUDITED)

PUT OPTIONS WRITTEN *

Underlying Security	Shares Subject
Expiration Date/Exercise Price	to Put	Value

Baxalta, Inc.
February 19, 2016 Put @ $37.50	2,800	$ 700

SPDR S&P 500 ETF
February 12, 2016 Put @ $185.00	1,400	966

Total (Premiums Received $7,985)		$ 1,666

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

JANUARY 31, 2016 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $9,662,866)	$ 10,296,037
Receivables:
Due From Broker	18,157
Dividends and Interest	26,116
Prepaid Expenses	1,668
Total Assets	10,341,978
Liabilities:
Options Written, at Value (Premium Received $7,985)	1,666
Payables:
Management Fees	8,786
Administrative Fees	2,196
Distribution Fees	2,184
Trustee Fees	500
Shareholder Redemption	118,427
Accrued Expenses	10,834
Total Liabilities	144,593
Net Assets	$ 10,197,385

Net Assets Consist of:
Paid In Capital	$ 13,447,630
Accumulated Undistributed Net Investment Income (Loss)	4,850
Accumulated Realized Loss on Investments	(3,894,585)
Unrealized Appreciation in Value of Investments	639,490
Net Assets, for 1,099,525 Shares Outstanding	$ 10,197,385

Net Asset Value Per Share	$ 9.27

The accompanying notes are an integral part of these financial statements.

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

STATEMENT OF OPERATIONS

JANUARY 31, 2016 (UNAUDITED)

Investment Income:
Dividends (net of foreign withholding of $1,107)	$ 123,996
Interest	19,559
Total Investment Income	143,555

Expenses:
Advisory	52,590
Administrative	13,147
Distribution (12b-1)	13,147
Transfer Agent	14,596
Registration	12,591
Custodian	4,105
Audit	5,987
Legal	5,837
Trustee	2,713
Printing and Mailing	308
Miscellaneous	1,422
Total Expenses	126,443

Net Investment Income	17,112

Realized and Unrealized Gain (Loss) on:
Realized Loss on Investments	(300,270)
Realized Gain on Options	352
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(235,683)
Options	6,319
Net Realized and Unrealized Loss on Investments	(529,282)

Net Decrease in Net Assets Resulting from Operations	$ (512,170)

The accompanying notes are an integral part of these financial statements.

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

STATEMENTS OF CHANGES IN ASSETS

JANUARY 31, 2016 (UNAUDITED)

	(Unaudited)
	Six Months
	Ended	Year Ended
	1/31/2016	7/31/2015
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 17,112	$ 127,096
Net Realized Gain (Loss) on Investments & Options	(299,918)	82,970
Capital Gain Distributions from Portfolio Companies	-	-
Unrealized Depreciation on Investments & Options	(229,364)	(166,125)
Net Increase (Decrease) in Net Assets Resulting from Operations	(512,170)	43,941

Distributions to Shareholders:
Net Investment Income	(37,111)	(142,657)
Realized Gain	-	-
Total Distributions Paid to Shareholders	(37,111)	(142,657)

Capital Share Transactions	1,008,521	(368,542)

Total Increase (Decrease) in Net Assets	459,240	(467,258)

Net Assets:
Beginning of Period	9,738,145	10,205,403

End of Period (Including Undistributed Net Investment Income of $4,850 and $24,849, respectively)
	$10,197,385	$ 9,738,145

 The accompanying notes are an integral part of these financial statements.

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

FINANCIAL HIGHLIGHTS

JANUARY 31, 2016 (UNAUDITED)

	(Unaudited) Six Months Ended 1/31/2016	Years Ended

		7/31/ 2015	7/31/ 2014	7/31/ 2013	7/31/ 2012	7/31/ 2011

Net Asset Value, at Beginning of Period	$ 9.85	$ 9.96	$ 9.19	$ 7.96	$ 7.74	$ 7.36

Income (Loss) From Investment Operations:
Net Investment Income *	0.02	0.13	0.14	0.18	0.24	0.23
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.57)	(0.10)	0.74	1.19	0.20	0.40
Total from Investment Operations	(0.55)	0.03	0.88	1.37	0.44	0.63

Distributions:
Net Investment Income	(0.03)	(0.14)	(0.11)	(0.14)	(0.22)	(0.25)
Realized Gains	-	-	-	-	-	-
Total from Distributions	(0.03)	(0.14)	(0.11)	(0.14)	(0.22)	(0.25)

Net Asset Value, at End of Period	$ 9.27	$ 9.85	$ 9.96	$ 9.19	$ 7.96	$ 7.74

Total Return **	(5.56)%	0.29%	9.59%	17.35%	5.93%	8.63%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 10,197	$ 9,738	$10,205	$ 9,559	$ 9,324	$11,067
Ratio of Expenses to Average Net Assets	2.41%†	2.39%	2.32%	2.49%	2.33%	2.27%
Ratio of Net Investment Income to Average Net Assets	0.33%†	1.25%	1.39%	2.10%	3.19%	3.01%
Portfolio Turnover	18.97%	35.17%	66.27%	43.58%	69.06%	19.62%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

† Annualized

The accompanying notes are an integral part of these financial statements.

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2016 (UNAUDITED)

Note 1. Organization

The Fallen Angels Income Fund (the “Fund”), a diversified series of AMM Funds (the “Trust”), an open-end investment company, was organized as an Ohio business trust on June 20, 2006.  The Fund commenced operations on November 10, 2006. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Fund is the only series currently authorized by the Board of Trustees (“the Board”).  The investment adviser to the Fund is American Money Management, LLC (the “Advisor”).

The AMM Value Fund, a series of the Trust, was liquidated on October 16, 2015.

The Income Fund’s investment objective is to seek high current income with the potential for capital appreciation.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of the financial statements.  The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

Option Writing- When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. See Note 6 for additional disclosure on the Fund's option transactions during the six months.

Repurchase Agreements- In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by a Fund may be delayed or limited.

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2016 (UNAUDITED)

Financial Futures Contracts- The Fund may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. A Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Short Sales- The Fund may sell a security that they do not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Income Taxes - The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that they distribute substantially all of their net investment income and any realized capital gains. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2012-2015, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the year ended July 31, 2015, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Share Valuation – The price (net asset value) of the shares of the Fund is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2016 (UNAUDITED)

Security Transaction Timing – Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders- The Fund typically will distribute substantially all of its net investment income in the form of dividends and capital gains to its shareholders. The Fund will distribute dividends monthly and capital gains annually, and expects that distributions will consist primarily of ordinary income. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Note 3.  Security Valuations

Processes and Structure

The Trusts’ Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated to the Advisor to apply those methods in making fair value determinations, subject to board oversight.  In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of the investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2016 (UNAUDITED)

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common and preferred stocks, real estate investment trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2016 (UNAUDITED)

Corporate Bonds. The fair value of corporate bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

U.S. government securities - U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in level 1 or level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities. US Treasury Bills with a maturity of 60 days or less are valued using amortized cost and included in level 2 of the fair value hierarchy.

Derivative Instruments (equity options) – Listed derivatives that are actively traded, and valuations adjustments are not applied, are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of January 31, 2016:

Income Fund	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$7,749,727	$ -	$ -	$ 7,749,727
Corporate Bonds	-	865,062	-	865,062
Preferred Securities	876,624	-	-	876,624
Real Estate Investment Trust	276,448	-	-	276,448
Structured Notes	-	65,556	-	65,556
US Treasury Bill	-	249,963	-	249,963
Short-Term Investment	212,657	-	-	212,657
Total	$9,115,456	$1,180,581	$ -	$10,296,037

* Industry classifications for these categories are detailed in the Schedule of Investments.

The Fund did not hold any Level 3 assets (those valued using significant unobservable inputs) at any time during the six months ended January 31, 2016. Therefore a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable.  Transfers that were made out of the Fund represent securities that are now being valued using evaluated bid prices in active

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2016 (UNAUDITED)

markets during the six months ended January 31, 2016. The Fund considers transfers into and out of Level 1 and Level 2 as of the end of the reporting period.

Fair Valuation- The investment in 45,000 shares of Sea Containers Ltd., in the Fund, has been valued at $0.00 per share.  This security has been valued according to the fair value pricing policies of the Fund.

Note 4.  Investment Management and Service Agreements

The Trust has entered into a management agreement (the “Management Agreement”) with the Advisor pursuant to which the Advisor, subject to the supervision of the Board, provides, or arranges to be provided, to the Fund investment advice and will furnish or arrange to be furnished a continuous investments program for the Fund consistent with the Fund’s investment objective and policies.  Under the Management Agreement, the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.00%. For the six months ended January 31, 2016, the Advisor earned a fee of $52,590 for the Income Fund. The Fund owed the Advisor management fees of $8,786 as of January 31, 2016.

The Trust also has an administration agreement with the Advisor to furnish sponsorship, administrative and supervisory services as may from time to time be reasonably requested by the Trust and in general to provide supervision of the overall operations of the Trust. Under this agreement, the Fund pays the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.25%. For the six months ended January 31, 2016, the Advisor earned a fee of $13,147 from the Income Fund.  The Fund owed the Advisor administrative fees of $2,196 as of January 31, 2016.

The Trust has adopted with respect to the Fund, a Plan pursuant to Rule 12b-1 under the 1940 Act whereby the Fund pays the Advisor for certain distribution and promotion expenses activities which are primarily intended to result in the sale of the Fund’s shares, including, but not limited to: advertising, printing of prospectuses and reports for prospective shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund incurs such distribution expenses at the rate of 0.25% per annum of the Fund’s average net assets. For the six months ended January 31, 2016, the Fund accrued distribution (12b-1) fees under the Plan of $13,147. The Fund owed the Advisor $2,184 as of January 31, 2016.

Note 5.  Related Party Transactions

Gabriel B. Wisdom is the control person of the Advisor and also serves as a trustee and officer of the Trust.  Mr. Wisdom receives benefits from the Advisor resulting from management, administration and distribution (12b-1) fees paid to the Advisor by the Fund.

For the six months ended January 31, 2016, each Independent Trustee received $750 for his or her attendance at the regularly scheduled meetings of the Board of Trustees.  The

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2016 (UNAUDITED)

“interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Note 6.  Options

As of January 31, 2016 the Fund had outstanding written call options valued at $1,666. Transactions in written call options during the six months ended January 31, 2016 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at July 31, 2015	-	$ -
Options written	92	13,374
Options exercised	-	-
Options expired	(36)	(3,794)
Options terminated in closing purchase transaction	(14)	(1,595)
Options outstanding at January 31, 2016	42	$ 7,985

Realized and unrealized gains and losses on derivatives contracts entered into during the six months ended January 31, 2016, by the Fund, are recorded in the following locations in the Statement of Operations:

	Location	Realized Gain/(Loss)	Location	Unrealized Gain/(Loss)
Options Written & Purchased	Realized Gain on Options	$352	Change in Unrealized Appreciation on Options	$6,319

The selling of written call options may tend to reduce the volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities. Written call options expose the Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

Note 7.  Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares with no par value of separate series.  Paid in capital at January 31, 2016 was $13,447,630 for the Fund.

Transactions in capital stock for the six months ended January 31, 2016 and fiscal year ended July 31, 2015 were as follows:

	January 31, 2016		July 31, 2015
	Shares	Amount	Shares	Amount
Shares Sold	320,476	$ 2,958,289	50,359	$ 505,754
Shares issued in reinvestment of distributions	3,935	37,111	14,105	142,642
Shares redeemed	(213,705)	(1,986,879)	(100,581)	(1,016,938)
Net Decrease	110,706	$ 1,008,521	(36,117)	$ (368,542)

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2016 (UNAUDITED)

Note 8.  Investment Transactions

For the six months ended January 31, 2016, purchases and sales of investment securities other than U.S. Government obligations aggregated $3,363,409 and $1,732,974. Purchases and sales of U.S. Government obligations aggregated $749,885 and $750,000. Purchases and sales of options aggregated $5,037 and $13,374.

Note 9.  Tax Matters

The Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year.  As of July 31, 2015, the Trust’s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

Income
Unrealized Appreciation (Depreciation)	$868,854
Undistributed Ordinary Income	24,849
Post October capital losses, pushed to next fiscal year	(126,110)
Capital loss carryforward expiring +:
7/31/2017	(1,012,715)
7/31/2018	(2,126,805)
7/31/2019	(329,037)
Total Distributable Earnings	$(2,700,964)

The undistributed ordinary income and capital gains (losses) shown above differ from corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statement of assets and liabilities due to post-October capital loss deferrals on the Fund.

+ The capital loss carryforward will be used to offset any capital gains realized by the Fund in future years.  The Fund will not make distributions from capital gains while a capital loss remains.

As of January 31, 2016, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for the Fund were as follows:

Income
Gross unrealized appreciation on investment securities	$1,248,309
Gross unrealized depreciation on investment securities	(608,819)
Net unrealized appreciation on investment securities	$639,490

Cost of investment securities, including short-term investments	$9,662,866

+ The capital loss carryforward will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

The Fund paid distributions in the amount of $37,111, from ordinary income, for the six months ended January 31, 2016.

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2016 (UNAUDITED)

The Fund paid distributions in the amount of $142,657, from ordinary income, for the year ended July 31, 2015.

The Fund paid distributions in the amount of $111,409, from ordinary income, for the year ended July 31, 2014.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year.  The Fund’s carryforward losses, post-October losses and post December losses are determined only at the end of each fiscal year.  Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

Note 10.  Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of January 31, 2016, Charles Schwab, for the benefit of its customers, owned, in aggregate, approximately 86.91% of the Fund and may be deemed to control the Fund.

Note 11.  Subsequent Events

Effective February 6, 2016, Ingram S. Chodorow no longer serves as Independent Trustee to the Trust, and the number of Independent Trustees was reduced to three.

Management has evaluated the impact of all subsequent events on the Fund through the issuance date of these financial statements and has noted no other such events requiring disclosure.

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

EXPENSE EXAMPLE

JANUARY 31, 2016 (UNAUDITED)

 Expense Example

As a shareholder of the Fund, you incur ongoing costs which typically consist of management fees, 12b-1 distribution and/or service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, August 1, 2015 through January 31, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fallen Angels Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2015	January 31, 2016	August 1, 2015 to January 31, 2016

Actual	$1,000.00	$944.41	$11.78
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.02	$12.19

* Expenses are equal to the Fund's annualized expense ratio of 2.41%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

TRUSTEES & OFFICERS

JANUARY 31, 2016 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.  Each Trustee serves as a Trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

Name Address and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Kelly C. Huang c/o American Money Management P.O. Box 675203 Rancho Santa Fe, CA 92067 Year of Birth: 1966	Trustee	Indefinite/ August 2006- present	Management Consultant, self-employed (2002-present); Instructor, UCSD Extension (2009-present)	1	None
Linda J. Rock 211 23rd Street Del Mar, CA 92014 Year of Birth: 1957	Trustee	Indefinite/ August 2006 – present	Management Consultant, self-employed (1990-present)	1	None
Miro Copic c/o American Money Management P.O. Box 675203 Rancho Santa Fe, CA 92067 Year of Birth: 1961	Trustee	Indefinite/ August 2006 – present	President/CEO, Bottomline Marketing (2001-present); Marketing Professor, San Diego State University (2007-present)	1	None

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940 as amended, and each officer of the Trust.

Name, Address and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Gabriel B. Wisdom[1] P.O. Box 675203 Rancho Santa Fe, CA 92067 Year of Birth: 1950	President and Trustee	Indefinite/ Trustee June 2006 – present; Annual/President August 2006 – present.	Chief Executive Officer and Managing Director, American Money Management, LLC (1999 to present)	1	None
Michael J. Moore P.O. Box 675203 Rancho Santa Fe, CA 92067 Year of Birth: 1976	Treasurer, Secretary and Chief Compliance Officer	Annual/ August 2006 – present as Treasurer; Annual and Indefinite, respectively/ March 2012 to present as Secretary and Chief Compliance Officer.	Chief Investment Officer, American Money Management (2005 to present)	NA	NA

1 Gabriel B. Wisdom is considered an "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is an officer of the Trust and President of the Fund’s investment adviser.

2The "Fund Complex" consists of the AMM Funds.

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

ADDITIONAL INFORMATION

JANUARY 31, 2016 (UNAUDITED)

 Additional Information

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (866) 663-8023 to request a copy of the SAI or to make shareholder inquiries.

Proxy Voting

The Fund's Advisor is responsible for exercising the voting rights associated with the securities held by the Fund.  A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge by calling (866) 663-8023.  It is also included in the Fund’s SAI, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 595-4866 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of the fiscal year on Form N-Q.  The Fund's first and third fiscal quarters end on April 30 and October 31. The Fund's Form N-Q is available on the SEC’s website at http://sec.gov, or it may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (866) 663-8023.

Management Agreement Renewal

At an in person meeting of the Board of Trustees (the "Board" or the "Trustees") of the AMM Funds (the "Trust"), held on September 16, 2015, the Board considered the renewal of an investment advisory agreement between the Trust and American Money Management, LLC (the "Advisor"), with respect to the Fallen Angels Income Fund (the "Fund") (the "Management Agreement").

The Trustees' review was informed by a memorandum provided by the Advisor as well as by supplemental information provided by the Advisor.  As part of its deliberations, the Board also considered and relied upon the information about the Fund and the Advisor that the Trustees had received throughout the year as part of their ongoing oversight of the Fund and its operations.  The following summarizes the Trustees' deliberations.

Nature, Extent and Quality of Services.  As to the nature, extent, and quality of the services provided by the Advisor, the Board considered the Advisor's investment philosophy and strategy.  The Trustees discussed the Advisor’s organizational structure, and the background and experience of each of the people responsible for the management and/or support of the Fund and its operations.  The Trustees discussed the Advisor’s compliance processes and procedures and agreed they were adequate to manage the Fund.  They acknowledged that the Advisor was working to proactively increase Fund assets and respond to changes in the market to the benefit of the Fund and its shareholders.  The Trustees discussed the liquidation of the Value Fund noting the potential impact it may have to the Fund.  They discussed their

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

ADDITIONAL INFORMATION (CONTINUED)

JANUARY 31, 2016 (UNAUDITED)

experience with the Advisor and its portfolio managers during the term of the Advisor’s relationship with the Fund, and agreed that the Advisor provides high quality services to the Fund.  The Trustees discussed the amount of time spent on research by the Advisor and the time and dedication to the Fund by its staff.  The Trustees agreed that the Advisor has done a satisfactory job of managing the Fund despite a difficult market.  They noted that the Advisor has considered potential changes to the Fund’s strategy in an effort to respond to current market conditions.    The Trustees concluded that the Advisor provided services consistent with the Board's expectations and should be retained.

Performance.  The Trustees reviewed the Fund’s performance relative to its index and peer group over the 12-month, 3-year and 5-year periods provided by the Advisor.  The Trustees noted that the Income Fund provided positive returns for the 3-year and 5-year periods with returns of 6.34% and 6.91%, respectively.  They considered that the Fund’s returns were in line with the range of returns of funds in its Morningstar category.  The Trustees revisited their conversation with the Advisor earlier in the Meeting and recalled that current market conditions impacted the Fund’s recent performance, but noted that the Advisor has begun to consider modifications to the implementation of the Fund’s strategy to address the recent, disappointing performance.   The Trustees considered that the Fund’s performance was not unreasonable.

Fees and Expenses.  The Trustees noted that the Fund’s advisory fee is 1.00% with a net expense ratio of 2.34%.  They compared the advisory fee to the average fee charged by similarly sized funds in the Fund’s Morningstar category (0.70%) and noted that although the Fund’s fee is higher than the average it is within the range of fees charged by funds in the category which are as high as 1.50%.  With respect to the Fund’s net expense ratio, they noted that it was higher than those for the funds in its Morningstar category, but well within the range of fees charged by other funds in the category which are as high as 3.10%.  They noted that the Advisor has begun to find ways to limit total Fund expenses with the aim of lowering total fund expenses to 2.00% or less in the next 12 months.  The Trustees discussed the 0.25% administration fee paid by the Fund to the Advisor and the indirect benefits to the Advisor from the Rule 12b-1 fees.  The Trustees concluded the Fund's management fee was reasonable.

Profitability.  The Trustees reviewed a profitability analysis provided by the Advisor and noted that based on the information provided, the Advisor realized a net profit in connection with its relationship with each Fund, but agreed that such profit, both in terms of actual dollars and percentage of revenue is minimal.  After further discussion, the Trustees concluded that excessive profitability was not a concern at this time.

Economies of Scale.  The Trustees noted the absence of breakpoints, but considered, given the size of the Fund, breakpoints are not realistic at this time.  They noted that the Advisor has indicated its willingness to discuss the matter with the Board when the Fund experiences significant asset growth.  The Trustees noted that economies do not appear to have been reached at this time, and agreed that the matter of economies of scale would be revisited if the size of the Fund materially increases.

Conclusion.  Having requested and received such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Management Agreement and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that approval of the Management Agreement is in the best interests of the shareholders of the Fund.

Board of Trustees

Miro Copic

Kelly C. Huang

Linda J. Rock

Gabriel B. Wisdom

Investment Advisor

American Money Management, LLC

P.O. Box 675203

Rancho Santa Fe, CA 92067

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the AMM Funds. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of Decmeber 29, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMM Funds

By /s/Gabriel B. Wisdom, President

     Gabriel B. Wisdom

     President

Date: March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gabriel B. Wisdom, President

      Gabriel B. Wisdom

      President

Date March 23, 2016

By /s/Michael Moore

      Michael Moore

      Secretary

Date March 23, 2016